Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000017876 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017876 | Technology
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000017877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000017874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000017874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017875 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017875 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017875 | Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000017879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017879 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000017879 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017878 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000017873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%